Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Income (Loss) Per Share
Schedule of Basic and diluted net loss per share attributable to common stockholders

Basic and diluted net income (loss) per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Numerator:
Net income (loss) for basic net income (loss) per share attributable to common stockholders	$4,167	$(6,975)	$(5,412)	$(11,177)
Reversal of fair market value remeasurement gain on Convertible Notes (1)	(12,752)	—	(7,810)	—
Add back of interest expense from the Convertible Notes (1)	93	—	651	—
Net loss for diluted net loss per share attributable to common stockholders	$(8,492)	$(6,975)	$(12,571)	$(11,177)

Denominator:
Weighted-average common shares outstanding, basic	8,246,582	2,574,767	5,426,688	2,573,693
Effect of potentially dilutive securities:
Convertible Notes	208,641	—	734,279	—
Weighted-average common shares outstanding, diluted	8,455,223	2,574,767	6,160,967	2,573,693

Net income (loss) per share attributable to common stockholders:
Basic	$0.51	$(2.71)	$(1.00)	$(4.34)
Diluted	$(1.00)	$(2.71)	$(2.04)	$(4.34)
(1)	As the Company recorded its Convertible Notes at fair value, when calculating the diluted net loss per share for the period, the respective fair value remeasurement gain of $12.8 million and net gain of $7.8 million recognized in the condensed consolidated statement of operations and comprehensive income (loss) during the three and six months ended June 30, 2025, respectively, should be reversed and treated as an adjustment to the numerator. In addition, the $0.1 million and $0.7 million of interest expense from the Convertible Notes recognized in the condensed consolidated statements of operations and comprehensive income (loss) during the three and six months ended June 30, 2025, respectively, should be added back as an adjustment to the numerator.

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Year Ended
	December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(29,397)	$(17,347)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,193,932	19,134,096
Net loss per share attributable to common stockholders, basic and diluted	$(1.53)	$(0.91)

Schedule of potentially dilutive securities excluded from the calculation of diluted net loss per share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Preferred Stock (as converted to common stock)	—	3,963,910	—	3,963,910
Stock options to purchase common stock	1,216,642	733,704	1,216,642	733,704

	For the Year Ended
	December 31,
	2024	2023
Preferred stock (as converted to common stock)	29,555,538	29,555,538
Stock options to purchase common stock	5,435,629	5,509,379